Multi-Employer Plans (Parenthetical) (Detail) (Minimum, Multiemployer Plans, Pension, IAM National Pension Plan)	Dec. 31, 2012
Minimum | Multiemployer Plans, Pension | IAM National Pension Plan
Multiemployer Plans [Line Items]
Green zone funded percentage	80.00%